Schedule of taxes payable (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income tax payable	$ 187,348	$ 211,046
VAT payable	9,420	41,092
Other tax payables	59	6,245
Total	$ 196,827	$ 258,383